Allowance for Loan Losses and Credit Quality Disclosures (Allowance for Loan Losses) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Allowance for loan losses:
Beginning balance	$ 7,494			$ 7,302	$ 7,560				$ 6,925	$ 7,560	$ 6,925
(Credit) provision for loan losses	150	$ 0	$ 0	(100)	(200)	$ 500	$ 100	$ 0	500	(300)	1,100
Loans charged off	(101)				(60)					(158)	(491)
Recoveries of loans charged off	7				2					392	26
Ending balance	7,550	7,494			7,302	7,560				7,494	7,560
Ending Balance
Allowance for credit losses: Individually evaluated	674	260				262				260	262
Allowance for credit losses: Collectively evaluated for impairment	6,876	7,234				7,234				7,234	7,234
Loans receivable:
Amount of loans		723,071				680,895				723,071	680,895
Individually evaluated for impairment	10,559	6,036				7,180				6,036	7,180
Collectively evaluated for impairment	665,136	717,651				673,341				717,651	673,341
Deferred loan fees and costs, net	1,075	1,737				1,226				1,737	1,226
Loans	676,411	724,808				682,121				724,808	682,121
Receivables Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses:
Beginning balance	0				64					64
Ending balance	0	0				64				0	64
Loans receivable:
Loans	716	1,121				1,600				1,121	1,600
Construction Loans [Member]
Loans receivable:
Amount of loans		96,035				93,745				96,035	93,745
Commercial Business [Member]
Loans receivable:
Amount of loans		99,650				99,277				99,650	99,277
Commercial Real Estate [Member]
Loans receivable:
Amount of loans		242,393				207,250				242,393	207,250
Mortgage Warehouse Lines [Member]
Loans receivable:
Amount of loans		216,259				216,572				216,259	216,572
Residential Real Estate Loans [Member]
Loans receivable:
Amount of loans		44,791				40,744				44,791	40,744
Loans to Individuals [Member]
Loans receivable:
Amount of loans		23,736				23,074				23,736	23,074
Commercial Portfolio Segment [Member] | Construction Loans [Member]
Allowance for loan losses:
Beginning balance	1,204			981	1,025				1,215	1,025	1,215
(Credit) provision for loan losses	166				(44)					179	(190)
Loans charged off	0				0					0	0
Recoveries of loans charged off	0				0					0	0
Ending balance	1,370	1,204			981	1,025				1,204	1,025
Ending Balance
Allowance for credit losses: Individually evaluated	8	7				0				7	0
Allowance for credit losses: Collectively evaluated for impairment	1,362	1,197				1,025				1,197	1,025
Loans receivable:
Amount of loans	107,722	96,035				93,745				96,035	93,745
Individually evaluated for impairment	387	391				494				391	494
Collectively evaluated for impairment	107,335	95,644				93,251				95,644	93,251
Commercial Portfolio Segment [Member] | Construction Loans [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses:
Beginning balance	0				0					0
Ending balance	0	0				0				0	0
Loans receivable:
Amount of loans	0	0				0				0	0
Commercial Portfolio Segment [Member] | Commercial Business [Member]
Allowance for loan losses:
Beginning balance	1,732			1,348	2,005				1,761	2,005	1,761
(Credit) provision for loan losses	88				(657)					(177)	347
Loans charged off	0				0					(97)	(116)
Recoveries of loans charged off	2				0					1	13
Ending balance	1,822	1,732			1,348	2,005				1,732	2,005
Ending Balance
Allowance for credit losses: Individually evaluated	593	101				68				101	68
Allowance for credit losses: Collectively evaluated for impairment	1,229	1,631				1,937				1,631	1,937
Loans receivable:
Amount of loans	101,466	99,650				99,277				99,650	99,277
Individually evaluated for impairment	4,471	947				458				947	458
Collectively evaluated for impairment	96,818	98,512				98,578				98,512	98,578
Commercial Portfolio Segment [Member] | Commercial Business [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses:
Beginning balance	0				0					0
Ending balance	0	0				0				0	0
Loans receivable:
Amount of loans	177	191				241				191	241
Commercial Portfolio Segment [Member] | Commercial Real Estate [Member]
Allowance for loan losses:
Beginning balance	2,574			3,300	3,049				2,393	3,049	2,393
(Credit) provision for loan losses	56				311					(800)	1,010
Loans charged off	0				(60)					(60)	(361)
Recoveries of loans charged off	4				0					385	7
Ending balance	2,634	2,574			3,300	3,049				2,574	3,049
Ending Balance
Allowance for credit losses: Individually evaluated	73	114				125				114	125
Allowance for credit losses: Collectively evaluated for impairment	2,561	2,460				2,860				2,460	2,860
Loans receivable:
Amount of loans	258,130	242,393				207,250				242,393	207,250
Individually evaluated for impairment	5,130	3,817				4,833				3,817	4,833
Collectively evaluated for impairment	252,461	237,646				201,058				237,646	201,058
Commercial Portfolio Segment [Member] | Commercial Real Estate [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses:
Beginning balance	0				64					64
Ending balance	0	0				64				0	64
Loans receivable:
Amount of loans	539	930				1,359				930	1,359
Commercial Portfolio Segment [Member] | Mortgage Warehouse Lines [Member]
Allowance for loan losses:
Beginning balance	973			867	866				896	866	896
(Credit) provision for loan losses	(331)				1					107	(30)
Loans charged off	0				0					0	0
Recoveries of loans charged off	0				0					0	0
Ending balance	642	973			867	866				973	866
Ending Balance
Allowance for credit losses: Individually evaluated	0	0				0				0	0
Allowance for credit losses: Collectively evaluated for impairment	642	973				866				973	866
Loans receivable:
Amount of loans	142,666	216,259				216,572				216,259	216,572
Individually evaluated for impairment	0	0				0				0	0
Collectively evaluated for impairment	142,666	216,259				216,572				216,259	216,572
Commercial Portfolio Segment [Member] | Mortgage Warehouse Lines [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses:
Beginning balance	0				0					0
Ending balance	0	0				0				0	0
Loans receivable:
Amount of loans	0	0				0				0	0
Commercial Portfolio Segment [Member] | Residential Real Estate Loans [Member]
Allowance for loan losses:
Beginning balance	367			192	288				197	288	197
(Credit) provision for loan losses	99				(96)					79	91
Loans charged off	(101)				0					0	0
Recoveries of loans charged off	0				0					0	0
Ending balance	365	367			192	288				367	288
Ending Balance
Allowance for credit losses: Individually evaluated	0	38				69				38	69
Allowance for credit losses: Collectively evaluated for impairment	365	329				219				329	219
Loans receivable:
Amount of loans	41,608	44,791				40,744				44,791	40,744
Individually evaluated for impairment	238	544				1,132				544	1,132
Collectively evaluated for impairment	41,370	44,247				39,612				44,247	39,612
Commercial Portfolio Segment [Member] | Residential Real Estate Loans [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses:
Beginning balance	0				0					0
Ending balance	0	0				0				0	0
Loans receivable:
Amount of loans	0	0				0				0	0
Consumer Portfolio Segment [Member] | Loans to Individuals [Member]
Allowance for loan losses:
Beginning balance	112			19	109				129	109	129
(Credit) provision for loan losses	9				(92)					(3)	(13)
Loans charged off	0				0					0	(13)
Recoveries of loans charged off	1				2					6	6
Ending balance	122	112			19	109				112	109
Ending Balance
Allowance for credit losses: Individually evaluated	0	0				0				0	0
Allowance for credit losses: Collectively evaluated for impairment	122	112				109				112	109
Loans receivable:
Amount of loans	23,567	23,736				23,074				23,736	23,074
Individually evaluated for impairment	333	337				263				337	263
Collectively evaluated for impairment	23,234	23,399				22,811				23,399	22,811
Consumer Portfolio Segment [Member] | Loans to Individuals [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses:
Beginning balance	0				0					0
Ending balance	0	0				0				0	0
Loans receivable:
Amount of loans	0	0				0				0	0
Consumer Portfolio Segment [Member] | Other [Member]
Allowance for loan losses:
Beginning balance	0			0	0				2	0	2
(Credit) provision for loan losses	0				0					1	(1)
Loans charged off	0				0					(1)	(1)
Recoveries of loans charged off	0				0
Ending balance	0	0			0	0				0	0
Ending Balance
Allowance for credit losses: Individually evaluated	0	0				0				0	0
Allowance for credit losses: Collectively evaluated for impairment	0	0				0				0	0
Loans receivable:
Amount of loans	177	207				233				207	233
Individually evaluated for impairment	0	0				0				0	0
Collectively evaluated for impairment	177	207				233				207	233
Consumer Portfolio Segment [Member] | Other [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses:
Beginning balance	0				0					0
Ending balance	0	0				0				0	0
Loans receivable:
Amount of loans	0	0				0				0	0
Unallocated [Member]
Allowance for loan losses:
Beginning balance	532			$ 595	218				$ 332	218	332
(Credit) provision for loan losses	63				377					314	(114)
Loans charged off	0				0					0	0
Recoveries of loans charged off	0				0					0	0
Ending balance	595	532			595	218				532	218
Ending Balance
Allowance for credit losses: Individually evaluated	0	0				0				0	0
Allowance for credit losses: Collectively evaluated for impairment	595	532				218				532	218
Loans receivable:
Amount of loans	0	0				0				0	0
Individually evaluated for impairment	0	0				0				0	0
Collectively evaluated for impairment	0	0				0				0	0
Unallocated [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Allowance for loan losses:
Beginning balance	0				$ 0					0
Ending balance	0	0				0				0	0
Loans receivable:
Amount of loans	$ 0	$ 0				$ 0				$ 0	$ 0